Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation [Abstract]
Summary of Activity for Stock Options

Following is a summary of activity for stock options for the year ended December 31, 2016, there were no options awarded or exercised in 2015.

Outstanding, beginning of year	-

Granted	33,352

Exercised	-

Outstanding, end of year	33,352

Assumptions Used in Calculating the Fair Value of the Options

Following are assumptions used in calculating the fair value of the options granted in 2016:

Weighted-average fair value of options granted    $6.27

Average dividend yield    2.31%

Expected volatility40.00%

Risk-free interest rate    1.58%

Expected term       7